Income Taxes - Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax benefit, tax	₨ (445,523)	$ (6,843)	₨ (103,494)	₨ (459,308)
Temporary differences reversing in the Tax Holiday Period, tax	333,565	5,123	223,897	428,034
Taxes on intercompany transaction reversing in the Tax Holiday Period, tax			741,474	256,143
Impact of changes in tax rate, tax	112,547	1,729
Permanent timing differences, tax	116,739	1,793
Valuation allowance created / (reversed) during the year, tax	(451,558)	(6,935)	4,274	8,532
Other difference, tax	81,348	1,249	26,180	94,344
Total	₨ (252,882)	$ (3,884)	₨ 892,333	₨ 327,745
Statutory income tax benefit, percent	(34.94%)	(34.94%)	(34.60%)	(34.61%)
Temporary differences reversing in the Tax Holiday Period, percent	26.12%	26.12%	74.87%	32.25%
Taxes on intercompany transaction reversing in the Tax Holiday Period, percent	(0.00%)	(0.00%)	247.96%	19.30%
Impact of changes in tax rate, percent	8.83%	8.83%
Permanent timing differences, percent	9.16%	9.16%
Valuation allowance created / (reversed) during the year, percent	(35.41%)	(35.41%)	1.42%	0.64%
Other difference, percent	6.38%	6.38%	8.55%	7.11%
Total	(19.80%)	(19.80%)	298.20%	24.70%